Schedule of Nonconvertible Notes Non Related (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Nonconvertible Notes Non Related One [Member]
Short-term Debt [Line Items]
Interest Rate	14.00%	14.00%
Issuance Date	Aug. 01, 2018	Aug. 01, 2018
Maturity	Jan. 31, 2020	Jan. 31, 2020
Unsecured Notes Payable	$ 500,000	$ 500,000
Nonconvertible Notes Non Related Two [Member]
Short-term Debt [Line Items]
Interest Rate	14.00%	14.00%
Issuance Date	Oct. 30, 2019	Oct. 30, 2019
Maturity	Oct. 29, 2020	Oct. 29, 2020
Unsecured Notes Payable	$ 229,500	$ 229,500
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Three [Member]
Short-term Debt [Line Items]
Interest Rate	14.00%	14.00%
Issuance Date	Feb. 05, 2020	Feb. 05, 2020
Maturity	Feb. 05, 2021	Feb. 05, 2021
Unsecured Notes Payable	$ 51,000	$ 51,000
Default Rate		N/A
Nonconvertible Notes Non Related Four [Member]
Short-term Debt [Line Items]
Interest Rate		20.00%
Issuance Date	Feb. 28, 2020	Feb. 28, 2020
Maturity	Aug. 27, 2020	Aug. 27, 2020
Unsecured Notes Payable	$ 322,219	$ 204,000
Default Rate		Additional 2
Nonconvertible Notes Non Related Five [Member]
Short-term Debt [Line Items]
Interest Rate	20.00%	20.00%
Issuance Date	Feb. 25, 2020	Feb. 25, 2020
Maturity	Aug. 24, 2020	Aug. 24, 2020
Unsecured Notes Payable	$ 208,000	$ 208,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Six [Member]
Short-term Debt [Line Items]
Interest Rate	20.00%	20.00%
Issuance Date	Feb. 28, 2020	Feb. 28, 2020
Maturity	Aug. 27, 2020	Aug. 27, 2020
Unsecured Notes Payable	$ 102,000	$ 102,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Seven [Member]
Short-term Debt [Line Items]
Interest Rate	14.00%	20.00%
Issuance Date	Dec. 31, 2019	Apr. 14, 2020
Maturity	Dec. 31, 2020	Oct. 13, 2020
Unsecured Notes Payable	$ 102,000	$ 102,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Eight [Member]
Short-term Debt [Line Items]
Interest Rate	20.00%	14.00%
Issuance Date	Apr. 24, 2020	Dec. 31, 2019
Maturity	Apr. 23, 2021	Dec. 31, 2020
Unsecured Notes Payable	$ 20,000	$ 102,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Nine [Member]
Short-term Debt [Line Items]
Interest Rate	30.00%	20.00%
Issuance Date	Oct. 29, 2020	Apr. 24, 2020
Maturity	Feb. 28, 2021	Apr. 23, 2021
Unsecured Notes Payable	$ 25,500	$ 20,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Ten [Member]
Short-term Debt [Line Items]
Interest Rate	12.00%	20.00%
Issuance Date	Oct. 30, 2020	Aug. 21, 2020
Maturity	Nov. 01, 2021	Aug. 20, 2021
Unsecured Notes Payable	$ 25,500	$ 10,000
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Eleven [Member]
Short-term Debt [Line Items]
Interest Rate	12.00%	30.00%
Issuance Date	Oct. 30, 2020	Oct. 29, 2020
Maturity	Nov. 01, 2021	Feb. 28, 2021
Unsecured Notes Payable	$ 25,500	$ 25,500
Debt instrument, default rate	2.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Twelve [Member]
Short-term Debt [Line Items]
Interest Rate	20.00%	12.00%
Issuance Date	Feb. 05, 2021	Oct. 30, 2020
Maturity	Jul. 04, 2021	Nov. 01, 2021
Unsecured Notes Payable	$ 68,000	$ 25,500
Default Rate		Additional 2
Nonconvertible Notes Non Related Thirteen [Member]
Short-term Debt [Line Items]
Interest Rate	18.20%	12.00%
Issuance Date	Sep. 18, 2019	Oct. 30, 2020
Maturity	Sep. 18, 2023	Nov. 01, 2021
Unsecured Notes Payable	$ 23,347	$ 25,500
Debt instrument, default rate	25.00%
Default Rate		Additional 2
Nonconvertible Notes Non Related Fourteen [Member]
Short-term Debt [Line Items]
Interest Rate	18.20%
Issuance Date	Oct. 09, 2019	Feb. 05, 2021
Maturity	Oct. 09, 2023
Unsecured Notes Payable	$ 37,037	$ 140,000
Debt instrument, default rate	25.00%
Nonconvertible Notes Non Related Fifteen [Member]
Short-term Debt [Line Items]
Interest Rate	18.20%	14.20%
Issuance Date	Mar. 10, 2020	Sep. 18, 2019
Maturity	Mar. 10, 2024	Sep. 18, 2023
Unsecured Notes Payable	$ 90,654	$ 26,560
Debt instrument, default rate	24.00%
Default Rate		25.00
Nonconvertible Notes Non Related Sixteen [Member]
Short-term Debt [Line Items]
Interest Rate	15.00%	14.20%
Issuance Date	Apr. 01, 2021	Oct. 09, 2019
Maturity	Mar. 31, 2022	Oct. 09, 2023
Unsecured Notes Payable	$ 40,270	$ 49,840
Default Rate		25.00
Nonconvertible Notes Non Related Seventeen [Member]
Short-term Debt [Line Items]
Interest Rate	10.00%	14.20%
Issuance Date	Apr. 01, 2021	Mar. 10, 2020
Maturity	Mar. 31, 2022	Mar. 10, 2024
Unsecured Notes Payable	$ 100,000	$ 98,220
Default Rate		25.00
Nonconvertible Notes Non Related Eighteen [Member]
Short-term Debt [Line Items]
Interest Rate	12.00%
Issuance Date	Jun. 23, 2021
Maturity	Jun. 22, 2022
Unsecured Notes Payable	$ 595,000
Nonconvertible Notes Non Related [Member]
Short-term Debt [Line Items]
Unsecured Notes Payable	$ 2,565,527	$ 1,919,620